AFL - CIO HOUSING INVESTMENT TRUST Competitive Returns · Union Construction Jobs · Housing Opportunities State of Rhode Island Overview Presentation

HIT Overview Mission: Returns · Construction Jobs · Affordable Housing x $6.1 billion investment grade fixed - income portfolio, benchmarked to the Bloomberg Barclays US Aggregate Bond Index. x The AFL - CIO Housing Investment Trust (HIT or Trust) is an internally managed mutual fund registered under Investment Company Act of 1940 and in operation since 1984. x 25 out of 26 consecutive years outperforming the benchmark on a gross basis. x 100% union construction requirement. HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended April 30, 2019 was 4.89%, 1.66%, 2.50%, and 3.42%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month - end is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus. 1

History of the HIT

- ✓ Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965).
- ✓ Created by concept of George Meany, based on his discussions with Dr. Martin Luther King, Jr.
- ✓ **100 percent union labor requirement** for all of its multifamily housing investments.


Getty Images

Martin Luther King and George Meany *(looking over King's shoulder)* with President Lyndon B. Johnson at the signing of the Civil Rights Act of 1964.



Signing of the Housing Bill of 1965.
Photo Credit: George Meany Memorial Archives



Albert Shanker, president of the United Federation of Teachers from 1964 to 1985 and president of the American Federation of Teachers (AFT) from 1974 to 1997, pictured with George Meany.
Photo Credit: Walter P. Reuther Library - Wayne State University

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x HIT will continue to build on its mission and offer distinct value to our investors. x We will seek to deploy more capital to Impact Investments with the objective of improving returns while creating more union jobs and affordable housing. x Creative approach to project financing is aimed to boost deal production and fund yield. Our Mission and Strategic Plan 3

361Taft - Hartley pension plans/labor organizations ▪ $4.41 billion in net assets ▪ 72% total net assets ▪ 278 building trades funds and 83 industrial and service funds ▪ 42 of these are Health & Welfare plans 14 public employee plans ▪ $1.68 billion in net assets ▪ 28% total net assets Investor Profile: 375 Investors As of March 31, 2019 4

HIT Objective and Strategy Objective Strategy Core Competency x Generate competitive risk - adjusted fixed - income total returns. x Encourage the construction of housing, including affordable and workforce housing. x Facilitate employment for union members in the construction trades and related industries. x Specialize in directly sourced multifamily MBS that create jobs and affordable housing. x Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk. x Offer diversification benefits to investors. x Construct and manage a portfolio with: ▪ superior credit quality ▪ higher yield ▪ similar interest rate risk relative to the Barclays Aggregate 5

HIT Performance Relative to Benchmark 2.75% 4.58% 2.13% 3.09% 3.87% 2.65% 4.16% 1.72% 2.66% 3.43% 2.94% 4.48% 2.03% 2.74% 3.77% 2.15% 4.32% 1.40% 2.37% 2.90% 0.0% 1.0% 2.0% 3.0% 4.0% 5.0% 1st Quarter 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Component Barclays Aggregate Annualized Total Returns vs. Benchmark and AAA Barclays Aggregate Component As of March 31, 2019 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended May 31, 2019 was 6.53%, 2.29%, 2.67%, and 3.58%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be wo rth more or less than the original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month - end is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus. 6

8.60% 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.21% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 8.44% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 HIT Gross HIT Net Barclays Aggregate Calendar Year Returns as of Year - end The HIT’s gross returns have exceeded the Barclays Aggregate for 25 of 26 calendar years, including 2008, when many fixed - income investments’ returns were lower than the benchmark or negative. Average Annual Total Returns vs. Benchmark HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended May 31, 2019 was 6.53%, 2.29%, 2.67%, and 3.58%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be wo rth more or less than the original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month - end is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus. 7

Rolling annual returns show a high correlation with the Barclays Aggregate, but tend to exceed the benchmark during periods of economic weakness . HIT vs. Barclays Aggregate Performance As of March 31, 2019 -3% 0% 3% 6% 9% 12% 15% Sep-02 Mar-03 Sep-03 Mar-04 Sep-04 Mar-05 Sep-05 Mar-06 Sep-06 Mar-07 Sep-07 Mar-08 Sep-08 Mar-09 Sep-09 Mar-10 Sep-10 Mar-11 Sep-11 Mar-12 Sep-12 Mar-13 Sep-13 Mar-14 Sep-14 Mar-15 Sep-15 Mar-16 Sep-16 Mar-17 Sep-17 Mar-18 Sep-18 Mar-19 HIT Gross Barclays Aggregate HIT Performance is Similar to the Benchmark HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended May 31, 2019 was 6.53%, 2.29%, 2.67%, and 3.58%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be wo rth more or less than the original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month - end is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus. 8

HIT vs. Aggregate: Risk Metrics HIT Barclays HIT Barclays Higher Credit Quality Lower Interest Rate Risk U.S. Government/ Agency/AAA/Cash 95.8% 72.5% Effective Duration 5.59 5.95 A & Below 0.1% 24.1% Convexity 0.07 0.15 Higher Yield Similar Call Risk Current Yield 3.38% 3.15% Call Protected 77% 72% Yield to Worst 3.24% 2.93% Not Call Protected 23% 28% As of March 31, 2019 The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . 9

Credit Quality* As of March 31, 2019 * Based on total investments and including unfunded commitments. High Credit Quality: 96% Government/Agency/AAA Cash 37.7% 4.2% 2.4% 54.2% 1.4% 0.1% Cash & Cash Equivalents AAA Agency (including Fannie & Freddie) US Government (including Treasury, FHA & Ginnie) AA Average Quality (State Housing Bonds) Direct Loan 10

* Based on total investments and including unfunded commitments. ** Includes 5.34% FN DUS SARM allocation 16.7% 0.5% 3.80% 9.6% 63.0% 1.9% 1.4% 3.2% Short Term Treasury Construction - Related MF MBS AAA Private - Label CMBS 30 - Year SF MBS Permanent MF MBS** 15 - Year SF MBS ARMS/floaters SF MBS Sector Allocation* As of March 31, 2019 Overweight to Multifamily Sector: 73% Allocation 11

Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation. Multifamily construction - related loan spreads remain higher than permanent loan spreads and some other high credit quality options. Investment Comparison As of March 31, 2019 Investment Type Effective Duration (Years) Effective Convexity Yield (%) Spread to 10 - Year (bps) 10 Year UST 8.70 0.43 2.42% 0 GNMA Construction/Permanent 8.79 0.47 3.88% 147 GNMA Permanent 7.95 0.38 3.26% 85 Agency CMBS (GNR 2018 - 85 ba ) 8.17 0.80 3.56% 115 FNMA Multifamily 10/9.5 DUS 7.73 0.37 3.05% 64 FNMA 3.5% 30yr MBS 3.75 - 3.81 3.21% 80 Gold (Freddie Mac) 3.5% 30yr MBS 3.61 - 3.93 3.21% 80 GNMA 3.5% 30yr MBS 4.42 - 1.55 3.05% 64 Barclays Corporate AAA Index 11.00 2.18 3.19% 78 Source: HIT and Securities Dealers 20 40 60 80 100 120 140 160 Mar-17 Sep-17 Mar-18 Sep-18 Mar-19 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads March 2017 - March 2019 Ginnie Mae Permanent Ginnie Mae Construction/Permanent Fannie Mae Multifamily 10/9.5 DUS Multifamily Focus: Attractive Spreads 12

x HIT invested $8.1 billion nationally since inception in 1984 x Financed 514 projects in 29 states and DC x $14.9 billion total development Output Results (1984 - 2018) Total Number of Projects 514 Union Job Creation 169.2 Million Hours Total Housing Units 110,459 (66% affordable) Construction Job Wages $5.9 Billion (2018$) Total Jobs Created 180,870 Total Income Generated $11.8 Billion (2018$) Total Economic Impact $30.1 Billion (2018$) Source: Pinnacle Economics, Inc., and HIT. Jobs and economic impacts provided are estimates calculated using IMPLAN, an inpu t - output model based on HIT project data. Projects include those where HIT’s subsidiary, Building America, has allocated NMTCs. Data current as of March 31, 2019. Economic impact data is in 2018 dollars and all other figures are nominal. Features of the HIT: 35 Years of Impact Investing* 13

Construction securities help provide competitive returns Union pension funds invest in HIT HIT finances development projects through guaranteed securities Union workers contribute to pension funds Construction projects generate good union jobs The HIT Investment Cycle 2 3 4 5 1 HIT: Cycle of Sustainable Investment 14

HIT Strategy: Community Impact Through Initiative Investing 1994 – 1999 Community Investment Demonstration Program 1995 – 2003 New Jersey Waterfront 2002 – Present New York City Community Investment Initiative 2007 - Present Massachusetts Housing Initiative 2009 – 2016 Construction Jobs Initiative 2016 – Present MidWest@Work Investment Strategy 15

The HIT seeks to offer investors: x Competitive Returns x Low Credit Risk Investment x Diversification x Collateral Benefits ▪ Union Construction Jobs ▪ Affordable Housing ▪ Economic Impact Gateway North Lynn 225 Centre Street Boston 33 Bond Street Brooklyn 606 West 57th Street Manhattan Competitive Returns and Collateral Benefits through Directly Sourced Multifamily Investments 16

HIT’s Executive Leadership Team Chang Suh Chief Executive Officer/ Co - Chief Portfolio Manager Erica Khatchadourian Chief Financial Officer Nick Milano General Counsel Lesyllee White Chief Marketing Officer Michael Cook Co - Chief Portfolio Manager Thalia Lankin Chief Operating Officer 17

x Global economy appears to be slowing, geopolitical risks remain and tensions between major powers continue to be elevated. x Signs of an economic slowdown have started to appear in the U.S. as well as abroad. x U.S. federal government shutdown, fading fiscal stimulus and tighter monetary policy were a drag on growth in early 2019. x Federal Reserve reduced its growth estimates this year from 2.3% to 2.1% and announced an ending to the balance sheet reduction in September. x The IMF has cut global growth expectations from 3.57% to 3.37% in 2019. x Trade tension with China persists. x Inflation and inflation expectations are around the Federal Reserve target of 2%. x Expectations in the market are for the FOMC to remain on hold this year. x We believe the HIT is positioned well amid heightened market volatility and the threat of a global economic slowdown given our diversification away from corporate credit and overweight to Agency / AAA credit relative to the benchmark. Macro Outlook Source: IMF, Federal Reserve 18

Strong Demand for Multifamily Housing As of March 31, 2019, unless otherwise noted ▪ Economic, demographic and fundamental trends continued to support the multifamily market in 2018. ▪ Solid job growth and an increase in household formation, up at an annual rate of 4.5 million in the fourth quarter, supported the sector. ▪ In addition, rental vacancy rates remained below 5%, despite high levels of new supply in some markets and lower net absorption in the fourth quarter of the year. ▪ Rent growth continued to increase nationally, showing an increase of 3.2% annually in 2018 and U.S. commercial property prices rose 8.1% though December of 2018. ▪ Still difficult to access mortgage credit for some single family home buyers. ▪ There is an affordability crisis in almost every metro market. Source: Bloomberg, Reis and Yardis Matrix 19

*Source: Pinnacle Economics , Inc., and HIT. Job and economic impact figures are estimates calculated using IMPLAN, an input - output model, based on HIT and subsidiary Building America project data. The data is current as of March 31, 2019. Economic impact data is in 2018 dollars and all other figures are nominal. New York City Boston Chicago Twin Cities St. Louis # of Projects 60 32 50 61 32 HIT Investment ($) $1.5 billion $468.6 million $638.8 million $942.3 million $575.2 million Total Development Cost ($) $3.4 billion $1.3 billion $1.5 billion $1.5 billion $946.4 million Union Construction Hours 19.7 million 10.8 million 17.5 million 15.3 million 13.5 million Housing Units 37,097 3,675 11,727 8,915 5,067 Total Economic Impact $3.5 billion $2.3 billion $2.8 billion $3.0 billion $2.1 billion Investments in Key HIT Markets Since Inception (1984 – 2018)* 20

Longwood II – Boston, MA HIT Commitment $51,900,000 Total Development Cost $60,000,000 Total Housing Units 115 Estimated Union Job Hours 478,300 Source: Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT pro ject data. Projects include those with financing by HIT’s affiliate, Building America. 1490 Southern Boulevard – Bronx, NY HIT Commitment $35,000,000 Total Development Cost $59,100,000 Total Housing Units 115 Estimated Union Job Hours 456,530 Cherry Street Lofts – Bridgeport, CT HIT Commitment $35,000,000 Total Development Cost $54,400,000 Total Housing Units 157 Estimated Union Job Hours 471,410 HIT Investments: New Construction 21

HIT Investments: Sustainable Rehabilitation



Electchester Housing Companies– Queens, NY	
HIT Commitment	$49,000,000
Total Development Cost	$49,000,000
Total Housing Units	2,399
Estimated Union Job Hours	351,900



Old Colony – Boston, MA	
HIT Commitment	$33,400,000
Total Development Cost	$61,400,000
Total Housing Units	129
Estimated Union Job Hours	589,060



Penn South Cooperative – Manhattan, NY	
HIT Commitment	$55,000,000
Total Development Cost	$191,000,000
Total Housing Units	2,820
Estimated Union Job Hours	473,480

Source: Pinnacle Economics, Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input-output model based on HIT project data. Projects include those with financing by HIT's affiliate, Building America.

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Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . A prospectus containing more complete information may be obtained by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www . aflcio - hit . com . The prospectus should be read carefully before investing . 23

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x Building America, a national CDE, has received $ 185 million in NMTC awards to date . x As of March 2019 , Building America CDE has closed $ 133 . 5 million of its own allocation and $ 340 . 9 million of additionally sourced co - allocation to support $ 932 million in total project costs in 17 projects, which include mixed - use projects, community facilities, and industrial facilities . Features of Building America, CDE 25

Source: Pinnacle Economics, Inc., and HIT. Jobs and economic impacts provided are estimated and calculated using an IMPLAN in put - output model based on BACDE project data. In 2018 dollars. ▪ The Providence Public Library is a private non - profit institution which will be transformed from a 20 th century book lending institution into a 21 st century community service organization . The Project will enable PPL and its program partners to offer larger and more frequent classes by more than doubling its classroom space . PPL hopes to serve double the number of people (from 152 , 000 currently to 300 , 000 ) by 2020 including doubling its reach through economic advancement, workforce development, and educational programs . PPL collaborates with more than 50 partners annually . Providence Public Library Providence, RI Providence Public Library Building America CDE New Markets Tax Credits $8,000,000 Total Development Cost $23,300,000 Estimated Union Job Hours 288,940 Building America, CDE 26

Contact Information Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www.aflcio - hit.com. The prospectus should be read carefully before investing. This document contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. It should not be considered as investment advice or as a recommendation of any kind. www.aflcio - hit.com Washington, DC – Headquarters 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 Chang Suh, CFA, CEO, Co - Chief Portfolio Manager csuh@aflcio - hit.com Thalia Lankin, Chief Operating Officer tlankin@aflcio - hit.com Lesyllee White, Chief Marketing Officer lwhite@aflcio - hit.com 27